Total
Royce Micro-Cap Portfolio
Royce Micro-Cap Portfolio
Investment Goal
Royce Micro-Cap Portfolio's investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include variable contract or other potential charges. Because variable contract or other potential charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your variable contract prospectus for more information about variable contract charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Micro-Cap Portfolio	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Micro-Cap Portfolio	Investment Class	Service Class
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.18%	0.21%
Total annual Fund operating expenses	1.18%	1.46%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Micro-Cap Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	120	375	649	1,432
Service Class	149	462	797	1,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies. Micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell Microcap® Index at the time of its most recent reconstitution. Royce uses multiple investment themes and offers wide exposure to micro-cap stocks by investing in companies with strong fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. Royce considers companies with strong balance sheets, attractive growth prospects, and/or the potential for improvement in cash flow levels and internal rates of return, among other factors.

The Fund invests at least 80% of its net assets in equity securities of micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund's average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund's primary benchmark index, and the Russell 2000 Index, the Fund's secondary benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class's expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns Investment Class(%)

During the period shown in the bar chart, the highest return for a calendar quarter was 35.62% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -31.90% (quarter ended 3/31/20).

The Fund's total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. If these costs and expenses were reflected, the returns shown would be lower. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns As of 12/31/23 (%)
Average Annual Total Returns - Royce Micro-Cap Portfolio	1 Year	5 Years	10 Years
Investment Class	18.78%	12.13%	5.53%
Service Class	18.56%	11.84%	5.28%
Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)	9.33%	8.56%	5.79%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Micro-Cap Portfolio | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Micro-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions and/or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Micro-Cap Portfolio | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Micro-Cap Portfolio | Microcap Risk [Member]

The prices of micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Micro-Cap Portfolio | Sector Risk [Member]

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Information Technology and Industrials sectors. Information Technology sector companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, companies from the Industrials sector can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Micro-Cap Portfolio | Foreign Investment Risk [Member]

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Micro-Cap Portfolio | Allocation Adjustment Risk [Member]

Allocation adjustment programs–used by certain participating insurance companies to help manage the volatility of the relevant variable contract investment options and to preserve variable contract value–may result in transfers of assets among the relevant investment options, including the Fund. These programs may result in large-scale asset flows into and out of the Fund, which could adversely affect the Fund, including its risk profile, expenses, and performance. For example, these asset flows may adversely affect performance by requiring the Fund to purchase or sell securities at inopportune times, by otherwise limiting Royce’s ability to fully implement the Fund’s investment strategies, or by requiring the Fund to hold a larger portion of its assets in cash or highly liquid securities than it otherwise would hold. Such asset flows may also result in higher portfolio turnover rates, increased payments of brokerage commissions, lower asset levels, and higher operating expense ratios for the Fund. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2023, was 24% of the average value of its portfolio.

Royce Micro-Cap Portfolio | Underperformance Risk [Member]

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Micro-Cap Portfolio | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Micro-Cap Portfolio | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may also prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Portfolio
Royce Small-Cap Portfolio
Investment Goal
Royce Small-Cap Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include variable contract or other potential charges. Because variable contract or other potential charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your variable contract prospectus for more information about variable contract charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce Small-Cap Portfolio	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce Small-Cap Portfolio	Investment Class	Service Class
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.15%	0.14%
Total annual Fund operating expenses	1.15%	1.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce Small-Cap Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	117	365	633	1,398
Service Class	142	440	761	1,669

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that Royce believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The Fund generally invests in such companies that Royce believes also possess financial strength, a strong business model, and the ability to generate and effectively allocate excess free cash flow.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. Each Class has substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns Investment Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 26.53% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -39.32% (quarter ended 3/31/20).

Average Annual Total Returns As of 12/31/23 (%)

The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. If these costs and expenses were reflected, the returns shown would be lower. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Total Returns - Royce Small-Cap Portfolio	1 Year	5 Years	10 Years
Investment Class	25.93%	10.17%	5.61%
Service Class	25.53%	9.90%	5.35%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	14.65%	10.00%	6.76%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	16.93%	9.97%	7.16%

Royce Small-Cap Portfolio | Market Risk [Member]

As with any mutual fund that invests in common stocks, Royce Small-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Portfolio | Risk Lose Money [Member]
As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Portfolio | Sector Risk [Member]

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Consumer Discretionary sector. These companies can be significantly affected by the performance of the overall economy, particularly the level of consumer inflation, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Royce Small-Cap Portfolio | Foreign Investment Risk [Member]

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Portfolio | Allocation Adjustment Risk [Member]

Allocation adjustment programs–used by certain participating insurance companies to help manage the volatility of the relevant variable contract investment options and to preserve variable contract value–may result in transfers of assets among the relevant investment options, including the Fund. These programs may result in large-scale asset flows into and out of the Fund, which could adversely affect the Fund, including its risk profile, expenses, and performance. For example, these asset flows may adversely affect performance by requiring the Fund to purchase or sell securities at inopportune times, by otherwise limiting Royce’s ability to fully implement the Fund’s investment strategies, or by requiring the Fund to hold a larger portion of its assets in cash or highly liquid securities than it otherwise would hold. Such asset flows may also result in higher portfolio turnover rates, increased payments of brokerage commissions, lower asset levels, and higher operating expense ratios for the Fund. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2023, was 69% of the average value of its portfolio.

Royce Small-Cap Portfolio | Underperformance Risk [Member]

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Portfolio | Risk Not Insured [Member]
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Portfolio | Cybersecurity Risk [Member]

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may also prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Portfolio | Smallcap Risk [Member]

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.